Putnam Dynamic Asset Allocation Conservative Fund
The fund's portfolio
6/30/19 (Unaudited)

COMMON STOCKS (43.2%)(a)
	Shares	Value
Basic materials (1.5%)
Amcor, Ltd. (Australia)	6,520	$74,108
Anglo American PLC (United Kingdom)	29,037	827,671
Arkema SA (France)	4,177	388,428
Axalta Coating Systems, Ltd.(NON)	20,667	615,257
Azrieli Group, Ltd. (Israel)	237	15,872
BlueScope Steel, Ltd. (Australia)	67,353	571,730
Boliden AB (Sweden)	5,636	144,114
Celanese Corp.	3,900	420,420
CF Industries Holdings, Inc.	26,900	1,256,499
Covestro AG (Germany)	17,184	873,630
Eiffage SA (France)	524	51,802
Fortescue Metals Group, Ltd. (Australia)	74,832	476,336
Glencore PLC (United Kingdom)	31,798	110,384
HeidelbergCement AG (Germany)	7,861	636,081
HOCHTIEF AG (Germany)	3,006	366,081
Huntsman Corp.	38,000	776,720
JFE Holdings, Inc. (Japan)	3,600	52,996
Kajima Corp. (Japan)	23,600	324,545
LyondellBasell Industries NV Class A	28,800	2,480,544
Mitsubishi Gas Chemical Co., Inc. (Japan)	1,200	16,042
Newcrest Mining, Ltd. (Australia)	3,785	85,070
Nippon Steel Corp. (Japan)	3,600	61,915
Nucor Corp.	902	49,700
Packaging Corp. of America	10,200	972,264
Rio Tinto PLC (United Kingdom)	20,613	1,277,591
Sherwin-Williams Co. (The)	91	41,704
Shin-Etsu Chemical Co., Ltd. (Japan)	11,700	1,092,412
Sonoco Products Co.	4,300	280,962
South32, Ltd. (Australia)	126,972	283,770
Steel Dynamics, Inc.	23,200	700,640
Taisei Corp. (Japan)	14,400	524,125
UPM-Kymmene OYJ (Finland)	21,662	575,647
W.R. Grace & Co.	3,100	235,941

		16,661,001
Capital goods (3.3%)
ACS Actividades de Construccion y Servicios SA (Spain)	16,534	660,097
Allison Transmission Holdings, Inc.	13,800	639,630
Avery Dennison Corp.	4,500	520,560
BAE Systems PLC (United Kingdom)	11,275	70,935
Ball Corp.	9,249	647,338
Berry Plastics Group, Inc.(NON)	15,100	794,109
Boeing Co. (The)	22,000	8,008,220
Cummins, Inc.	14,000	2,398,760
Curtiss-Wright Corp.	1,600	203,408
Dassault Aviation SA (France)	135	194,035
Dover Corp.	8,400	841,680
Emerson Electric Co.	21,000	1,401,120
Faurecia SA (France)	15,923	738,908
General Dynamics Corp.	304	55,273
HD Supply Holdings, Inc.(NON)	17,436	702,322
HEICO Corp.	2,600	347,906
Hitachi, Ltd. (Japan)	30,500	1,120,935
Honeywell International, Inc.	24,244	4,232,760
Ingersoll-Rand PLC	18,800	2,381,396
L3Harris Technologies, Inc.	343	64,872
Lockheed Martin Corp.	11,700	4,253,418
Northrop Grumman Corp.	188	60,745
Raytheon Co.	574	99,807
Republic Services, Inc.	9,700	840,408
Sandvik AB (Sweden)	54,232	996,320
Schindler Holding AG (Switzerland)	209	45,645
Teledyne Technologies, Inc.(NON)	1,500	410,805
Tervita Corp. (Canada)(NON)	59	306
Waste Management, Inc.	21,582	2,489,915
WESCO International, Inc.(NON)	4,300	217,795

		35,439,428
Communication services (2.0%)
AT&T, Inc.	12,907	432,514
BCE, Inc. (Canada)	2,549	115,971
BT Group PLC (United Kingdom)	221,331	552,208
Comcast Corp. Class A	125,200	5,293,456
Crown Castle International Corp.(R)	15,500	2,020,425
Deutsche Telekom AG (Germany)	53,660	928,187
Equinix, Inc.(R)	800	403,432
Eutelsat Communications SA (France)	5,479	102,424
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	33,000	52,396
Juniper Networks, Inc.	27,348	728,277
Nippon Telegraph & Telephone Corp. (Japan)	8,200	382,145
NTT DoCoMo, Inc. (Japan)	20,800	485,443
SES SA (France)	1,104	17,261
Swisscom AG (Switzerland)	470	235,963
Telephone & Data Systems, Inc.	11,100	337,440
Telstra Corp., Ltd. (Australia)	346,128	936,302
Verizon Communications, Inc.	147,266	8,413,306

		21,437,150
Conglomerates (0.4%)
AMETEK, Inc.	11,200	1,017,408
Danaher Corp.	16,700	2,386,764
Mitsubishi Corp. (Japan)	18,600	491,022
Orkla ASA (Norway)	5,864	52,024

		3,947,218
Consumer cyclicals (5.0%)
ABC-Mart, Inc. (Japan)	500	32,629
Amazon.com, Inc.(NON)	5,627	10,655,456
Automatic Data Processing, Inc.	21,303	3,522,025
AutoZone, Inc.(NON)	71	78,062
Berkeley Group Holdings PLC (The) (United Kingdom)	3,911	185,310
Best Buy Co., Inc.	32,300	2,252,279
Booking Holdings, Inc.(NON)	1,400	2,624,594
Bridgestone Corp. (Japan)	14,400	567,776
Capri Holdings, Ltd.(NON)	387	13,421
Carnival PLC (United Kingdom)	8,778	387,826
CK Hutchison Holdings, Ltd. (Hong Kong)	40,000	393,547
Clear Channel Outdoor Holdings, Inc.(NON)	1,356	6,400
Compass Group PLC (United Kingdom)	3,000	71,892
CoStar Group, Inc.(NON)	800	443,248
Crown Resorts, Ltd. (Australia)	29,759	260,332
Daiwa House Industry Co., Ltd. (Japan)	10,900	318,326
Discovery, Inc. Class A(NON)(S)	35,000	1,074,500
Dollar Tree, Inc.(NON)	756	81,187
Ecolab, Inc.	154	30,406
Extended Stay America, Inc. (Units)	20,800	351,312
Fiat Chrysler Automobiles NV (Italy)	28,669	399,866
Ford Motor Co.	2,232	22,833
Fox Corp. Class B	476	17,388
Genting Bhd (Singapore)	638,900	434,671
Hermes International (France)	1,259	907,927
Hilton Worldwide Holdings, Inc.	19,900	1,945,026
Home Depot, Inc. (The)	19,101	3,972,435
iHeartMedia, Inc. Class A(NON)	577	8,679
Interpublic Group of Cos., Inc. (The)	26,100	589,599
Jardine Matheson Holdings, Ltd. (Hong Kong)	600	37,816
KAR Auction Services, Inc.	11,700	292,500
Kering SA (France)	1,835	1,085,230
Kimberly-Clark Corp.	465	61,975
Las Vegas Sands Corp.	16,800	992,712
Lear Corp.	5,700	793,839
Liberty Media Corp.- Liberty SiriusXM Class C(NON)	445	16,901
Liberty Media Corp.- Liberty SiriusXM Class A(NON)	7,300	276,013
Lowe's Cos., Inc.	25,575	2,580,773
Macquarie Infrastructure Co., LLC	5,700	231,078
Namco Bandai Holdings, Inc. (Japan)	5,700	277,165
News Corp. Class A	19,986	269,611
Next PLC (United Kingdom)	3,750	263,165
Nielsen Holdings PLC	25,800	583,080
NIKE, Inc. Class B	28,600	2,400,970
Nintendo Co., Ltd. (Japan)	1,800	661,734
Omnicom Group, Inc.	23,300	1,909,435
PayPal Holdings, Inc.(NON)	19,000	2,174,740
Peugeot SA (France)	36,566	901,021
Publicis Groupe SA (France)	640	33,789
PulteGroup, Inc.	8,100	256,122
PVH Corp.	257	24,322
Ross Stores, Inc.	698	69,186
RTL Group SA (Belgium)	663	33,956
Secom Co., Ltd. (Japan)	300	25,797
ServiceMaster Global Holdings, Inc.(NON)	5,000	260,450
Sony Corp. (Japan)	17,400	909,132
Subaru Corp. (Japan)	500	12,181
Tapestry, Inc.	5,600	177,688
Taylor Wimpey PLC (United Kingdom)	133,660	267,767
TJX Cos., Inc. (The)	2,350	124,268
TWDC Enterprises 18 Corp.	944	131,794
Volkswagen AG (Germany)	438	75,280
Walmart, Inc.	29,800	3,292,602
Wolters Kluwer NV (Netherlands)	11,936	868,907

		54,021,951
Consumer staples (4.3%)
Altria Group, Inc.	454	21,497
Ashtead Group PLC (United Kingdom)	33,038	945,701
Associated British Foods PLC (United Kingdom)	15,554	486,511
Carlsberg A/S Class B (Denmark)	4,008	531,335
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	9	65,504
Coca-Cola Co. (The)	124,544	6,341,780
Coca-Cola European Partners PLC (United Kingdom)	15,224	860,156
Colruyt SA (Belgium)	3,425	198,623
Darden Restaurants, Inc.	13,500	1,643,355
Essity AB Class B (Sweden)	6,301	193,655
Hershey Co. (The)	12,369	1,657,817
Imperial Brands PLC (United Kingdom)	31,415	736,789
ITOCHU Corp. (Japan)	47,400	907,370
Japan Tobacco, Inc. (Japan)	1,600	35,359
Jardine Cycle & Carriage, Ltd. (Singapore)	8,500	228,030
Koninklijke Ahold Delhaize NV (Netherlands)	44,965	1,011,244
L'Oreal SA (France)	3,456	984,419
Molson Coors Brewing Co. Class B	18,500	1,036,000
Mondelez International, Inc. Class A	64,567	3,480,161
Nestle SA (Switzerland)	12,651	1,309,681
PepsiCo, Inc.	35,879	4,704,813
Post Holdings, Inc.(NON)	4,700	488,659
Procter & Gamble Co. (The)	26,875	2,946,844
Starbucks Corp.	89,336	7,489,037
Swedish Match AB (Sweden)	533	22,500
Sysco Corp.	34,839	2,463,814
Tesco PLC (United Kingdom)	316,947	912,483
TripAdvisor, Inc.(NON)(S)	16,600	768,414
Unilever NV ADR (Netherlands)	15,767	960,259
Unilever PLC (United Kingdom)	20,640	1,282,934
US Foods Holding Corp.(NON)	15,400	550,704
Walgreens Boots Alliance, Inc.	15,700	858,319
Wesfarmers, Ltd. (Australia)	6,857	174,409
WH Group, Ltd. (Hong Kong)	721,500	734,519
WM Morrison Supermarkets PLC (United Kingdom)	16,254	41,573

		47,074,268
Energy (2.3%)
BP PLC (United Kingdom)	65,193	454,196
Chevron Corp.	72,908	9,072,672
ConocoPhillips	67,500	4,117,500
Devon Energy Corp.	21,000	598,920
Equinor ASA (Norway)	37,921	748,822
Exxon Mobil Corp.	8,724	668,520
Marathon Petroleum Corp.	13,366	746,892
MWO Holdings, LLC (Units)(F)	42	1,421
Nine Point Energy(F)	540	1,080
Occidental Petroleum Corp.	1,509	75,873
OMV AG (Austria)	8,201	399,592
Phillips 66	26,188	2,449,626
Repsol SA (Spain)	695	10,894
Royal Dutch Shell PLC Class B (United Kingdom)	26,233	859,850
Santos, Ltd. (Australia)	69,507	346,380
TOTAL SA (France)	28,435	1,593,230
Valero Energy Corp.	31,082	2,660,930

		24,806,398
Financials (7.5%)
3i Group PLC (United Kingdom)	38,226	540,549
ABN AMRO Group NV GDR (Netherlands)	32,234	689,632
Aflac, Inc.	31,873	1,746,959
AGNC Investment Corp.(R)	56,100	943,602
AIB Group PLC (Ireland)	9,425	38,539
Allianz SE (Germany)	6,116	1,474,355
Allstate Corp. (The)	11,882	1,208,281
American Express Co.	773	95,419
American Financial Group, Inc.	3,400	348,398
Ameriprise Financial, Inc.	12,100	1,756,436
Annaly Capital Management, Inc.(R)	111,800	1,020,734
Apple Hospitality REIT, Inc.(R)	15,600	247,416
Athene Holding, Ltd. Class A(NON)	14,831	638,623
AvalonBay Communities, Inc.(R)	4,900	995,582
Aviva PLC (United Kingdom)	170,335	900,960
AXA SA (France)	3,174	83,372
Baloise Holding AG (Switzerland)	3,099	548,563
Banco Bilbao Vizcaya Argenta (Spain)	176,328	985,871
Bank Leumi Le-Israel BM (Israel)	82,704	596,967
Bank of Montreal (Canada)	1,034	78,106
BOC Hong Kong Holdings, Ltd. (Hong Kong)	61,500	242,320
Brixmor Property Group, Inc.(R)	34,000	607,920
Broadridge Financial Solutions, Inc.	115	14,683
Brookfield Property REIT, Inc. Class A(R)	13,000	245,570
Camden Property Trust(R)	4,900	511,511
Canadian Imperial Bank of Commerce (Canada)	853	67,078
Capital One Financial Corp.	23,200	2,105,168
CBRE Group, Inc. Class A(NON)	16,300	836,190
Cheung Kong Property Holdings, Ltd. (Hong Kong)	117,000	913,337
Citigroup, Inc.	113,400	7,941,402
Citizens Financial Group, Inc.	47,600	1,683,136
CME Group, Inc.	1,023	198,575
CNP Assurances (France)	2,197	49,864
Comerica, Inc.	18,503	1,344,058
Daiwa Securities Group, Inc. (Japan)	4,900	21,515
Deutsche Boerse AG (Germany)	1,809	255,893
Deutsche Wohnen AG (Germany)	3,634	133,347
Direct Line Insurance Group PLC (United Kingdom)	15,589	65,687
Discover Financial Services	21,400	1,660,426
DNB ASA (Norway)	13,518	251,488
Douglas Emmett, Inc.(R)	6,900	274,896
Duke Realty Corp.(R)	21,000	663,810
E*Trade Financial Corp.	32,600	1,453,960
Fukuoka Financial Group, Inc. (Japan)	14,700	270,191
Gaming and Leisure Properties, Inc.(R)	12,500	487,250
Goldman Sachs Group, Inc. (The)	7,400	1,514,040
Hang Seng Bank, Ltd. (Hong Kong)	30,500	757,750
Hartford Financial Services Group, Inc. (The)	24,700	1,376,284
Healthcare Trust of America, Inc. Class A(R)	16,500	452,595
Henderson Land Development Co., Ltd. (Hong Kong)	64,900	358,111
Hongkong Land Holdings, Ltd. (Hong Kong)	7,700	49,668
HSBC Holdings PLC (United Kingdom)	14,092	117,560
Hudson Pacific Properties, Inc.(R)	8,100	269,487
ING Groep NV (Netherlands)	35,861	415,768
Intercontinental Exchange, Inc.	137	11,774
Jones Lang LaSalle, Inc.	3,200	450,208
JPMorgan Chase & Co.	96,835	10,826,153
KBC Groep NV (Belgium)	5,979	391,878
Kerry Properties, Ltd. (Hong Kong)	18,000	75,632
Legal & General Group PLC (United Kingdom)	260,030	889,956
Liberty Property Trust(R)	8,000	400,320
Lincoln National Corp.	17,700	1,140,765
Lloyds Banking Group PLC (United Kingdom)	1,010,120	725,937
Loews Corp.	939	51,335
Macquarie Group, Ltd. (Australia)	10,672	941,670
Medical Properties Trust, Inc.(R)	33,500	584,240
MetLife, Inc.	70,900	3,521,603
Mirvac Group (Australia)(R)	39,038	85,937
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	25,100	133,474
Mizuho Financial Group, Inc. (Japan)	43,900	63,691
Morgan Stanley	64,200	2,812,602
National Australia Bank, Ltd. (Australia)	1,723	32,358
National Bank of Canada (Canada)	1,450	68,882
New Residential Investment Corp.(R)	43,700	672,543
NN Group NV (Netherlands)	447	17,993
ORIX Corp. (Japan)	55,600	831,141
Outfront Media, Inc.(R)	11,100	286,269
Partners Group Holding AG (Switzerland)	1,217	956,196
Persimmon PLC (United Kingdom)	27,526	698,084
Popular, Inc. (Puerto Rico)	6,500	352,560
Prologis, Inc.(R)	8,200	656,820
Prudential Financial, Inc.	21,800	2,201,800
Reinsurance Group of America, Inc.	3,015	470,430
RenaissanceRe Holdings, Ltd.	68	12,105
Sampo Oyj Class A (Finland)	725	34,213
Scentre Group (Australia)(R)	138,944	375,217
Singapore Exchange, Ltd. (Singapore)	9,300	54,543
SL Green Realty Corp.(R)	6,700	538,479
STORE Capital Corp.(R)	17,800	590,782
Sumitomo Mitsui Financial Group, Inc. (Japan)	30,693	1,086,838
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	7,100	257,906
Sun Hung Kai Properties, Ltd. (Hong Kong)	23,000	390,595
Swire Properties, Ltd. (Hong Kong)	18,600	75,178
Swiss Life Holding AG (Switzerland)	383	189,813
Swiss Prime Site AG (Switzerland)	506	44,188
Synchrony Financial	55,600	1,927,652
TD Ameritrade Holding Corp.	498	24,860
Toronto-Dominion Bank (Canada)	1,653	96,589
Two Harbors Investment Corp.(R)	19,400	245,798
U.S. Bancorp	818	42,863
Unum Group	20,700	694,485
VICI Properties, Inc.(R)	33,900	747,156
Vonovia SE (Germany)	352	16,811
Weingarten Realty Investors(R)	8,800	241,296
Wells Fargo & Co.	15,700	742,924
Wintrust Financial Corp.	4,100	299,956

		81,631,400
Health care (5.2%)
Abbott Laboratories	58,500	4,919,850
AbbVie, Inc.	29,265	2,128,151
Advanz Pharma Corp. (Canada)(NON)	214	3,505
Alfresa Holdings Corp. (Japan)	10,200	252,392
Allergan PLC	9,079	1,520,097
Amgen, Inc.	23,539	4,337,767
Anthem, Inc.	88	24,834
Astellas Pharma, Inc. (Japan)	61,600	879,533
Baxter International, Inc.	2,800	229,320
Biogen, Inc.(NON)	9,164	2,143,185
Bristol-Myers Squibb Co.	17,073	774,261
Cardinal Health, Inc.	26,100	1,229,310
Centene Corp.(NON)	1,034	54,223
Charles River Laboratories International, Inc.(NON)	2,800	397,320
Chemed Corp.	1,200	433,008
Cigna Corp.	381	60,027
Eli Lilly & Co.	15,380	1,703,950
Encompass Health Corp.	5,900	373,824
Gilead Sciences, Inc.	24,366	1,646,167
GlaxoSmithKline PLC (United Kingdom)	55,196	1,105,135
H Lundbeck A/S (Denmark)	269	10,626
HCA Healthcare, Inc.	2,600	351,442
Hill-Rom Holdings, Inc.	4,900	512,638
Hologic, Inc.(NON)	12,500	600,250
Humana, Inc.	351	93,120
Illumina, Inc.(NON)	1,200	441,780
Ipsen SA (France)	456	62,222
Jazz Pharmaceuticals PLC(NON)	1,700	242,352
Johnson & Johnson	37,731	5,255,174
Koninklijke Philips NV (Netherlands)	1,364	59,225
Laboratory Corp. of America Holdings(NON)	96	16,598
Masimo Corp.(NON)	4,700	699,454
McKesson Corp.	15,382	2,067,187
Medipal Holdings Corp. (Japan)	10,100	223,399
Medtronic PLC	52,200	5,083,758
Merck & Co., Inc.	57,214	4,797,394
Novartis AG (Switzerland)	12,713	1,161,647
Novo Nordisk A/S Class B (Denmark)	27,405	1,396,521
Ono Pharmaceutical Co., Ltd. (Japan)	600	10,775
Pfizer, Inc.	53,978	2,338,327
QIAGEN NV (Netherlands)(NON)	1,547	62,782
Quest Diagnostics, Inc.	484	49,276
Roche Holding AG (Switzerland)	7,522	2,116,285
Sanofi (France)	484	41,778
Sartorius Stedim Biotech (France)	1,206	190,205
Shionogi & Co., Ltd. (Japan)	13,800	796,835
Smith & Nephew PLC (United Kingdom)	4,041	87,498
Suzuken Co., Ltd. (Japan)	5,500	323,265
Thermo Fisher Scientific, Inc.	2,800	822,304
UCB SA (Belgium)	6,287	521,301
UnitedHealth Group, Inc.	213	51,974
Zimmer Biomet Holdings, Inc.	11,400	1,342,236
Zoetis, Inc.	7,157	812,248

		56,857,735
Technology (9.4%)
Accenture PLC Class A	1,132	209,160
Adobe, Inc.(NON)	22,500	6,629,625
Agilent Technologies, Inc.	25,500	1,904,085
Alphabet, Inc. Class A(NON)	12,716	13,768,824
Amadeus IT Holding SA Class A (Spain)	5,212	412,845
Apple, Inc.	42,422	8,396,162
Aspen Technology, Inc.(NON)	6,200	770,536
Avaya Holdings Corp.(NON)	4,685	55,798
Black Knight, Inc.(NON)	7,700	463,155
Broadcom, Inc.	7,300	2,101,378
Brother Industries, Ltd. (Japan)	5,200	98,498
Cadence Design Systems, Inc.(NON)	21,406	1,515,759
Capgemini SE (France)	3,930	488,664
CDW Corp. of Delaware	8,300	921,300
Cisco Systems, Inc.	166,911	9,135,039
Cognizant Technology Solutions Corp. Class A	1,577	99,966
Dell Technologies, Inc. Class C(NON)	19,134	972,007
eBay, Inc.	71,400	2,820,300
Electronic Arts, Inc.(NON)	3,700	374,662
F5 Networks, Inc.(NON)	8,326	1,212,515
Facebook, Inc. Class A(NON)	3,461	667,973
Fair Isaac Corp.(NON)	1,800	565,236
Fidelity National Information Services, Inc.	675	82,809
Fiserv, Inc.(NON)(S)	642	58,525
Fortinet, Inc.(NON)	24,700	1,897,701
FUJIFILM Holdings Corp. (Japan)	13,400	680,776
Fujitsu, Ltd. (Japan)	3,300	229,722
Garmin, Ltd.	4,900	391,020
Genpact, Ltd.	7,900	300,911
Hoya Corp. (Japan)	13,200	1,013,932
IBM Corp.	51,700	7,129,430
Intel Corp.	809	38,727
Intuit, Inc.	15,731	4,110,982
Keysight Technologies, Inc.(NON)	12,500	1,122,625
KLA-Tencor Corp.	9,100	1,075,620
Leidos Holdings, Inc.	1,538	122,809
Maxim Integrated Products, Inc.	678	40,558
Microsoft Corp.	63,296	8,479,132
NEC Corp. (Japan)	2,300	90,634
NTT Data Corp. (Japan)	49,300	658,007
Nuance Communications, Inc.(NON)	13,600	217,192
nVent Electric PLC (United Kingdom)	11,000	272,690
NXP Semiconductors NV	38,785	3,785,804
Oracle Corp.	137,200	7,816,284
Oracle Corp. (Japan)	500	36,644
Otsuka Corp. (Japan)	8,300	334,484
Proofpoint, Inc.(NON)	3,200	384,800
Qorvo, Inc.(NON)	310	20,649
Rockwell Automation, Inc.	8,100	1,327,023
ServiceNow, Inc.(NON)	3,700	1,015,909
SoftBank Group Corp. (Japan)	9,600	462,612
Synopsys, Inc.(NON)	365	46,972
Texas Instruments, Inc.	1,147	131,630
Thales SA (France)	4,952	611,799
Tokyo Electron, Ltd. (Japan)	200	28,121
Xerox Corp.	24,600	871,086
Xilinx, Inc.	28,900	3,407,888
Yahoo Japan Corp. (Japan)	21,800	64,077
Zebra Technologies Corp. Class A(NON)	7,300	1,529,277

		103,472,348
Transportation (0.9%)
Aena SME SA (Spain)	3,996	791,993
Central Japan Railway Co. (Japan)	4,400	882,586
Delta Air Lines, Inc.	54,159	3,073,523
Deutsche Lufthansa AG (Germany)	22,562	386,625
Deutsche Post AG (Germany)	6,351	208,708
Groupe Eurotunnel SA (France)	831	13,314
Japan Airlines Co., Ltd. (Japan)	25,300	809,376
Kyushu Railway Co. (Japan)	400	11,682
MTR Corp. (Hong Kong)	8,500	57,251
Norfolk Southern Corp.	10,824	2,157,548
SG Holdings Co., Ltd. (Japan)	7,300	207,149
Yangzijiang Shipbuilding Holdings, Ltd. (China)	571,300	647,739

		9,247,494
Utilities and power (1.4%)
AES Corp.	62,500	1,047,500
AGL Energy, Ltd. (Australia)	2,668	37,505
American Electric Power Co., Inc.	1,352	118,990
Canadian Utilities, Ltd. Class A (Canada)	411	11,600
CenterPoint Energy, Inc.	42,800	1,225,364
CLP Holdings, Ltd. (Hong Kong)	31,500	347,062
DTE Energy Co.	646	82,610
E.ON SE (Germany)	76,586	831,758
Enagas SA (Spain)	2,218	59,193
Endesa SA (Spain)	27,297	701,801
Enel SpA (Italy)	173,995	1,214,797
Eni SpA (Italy)	57,882	961,332
Evergy, Inc.	14,400	866,160
Exelon Corp.	55,189	2,645,761
GenOn Energy, Inc.	114	20,862
Kansai Electric Power Co., Inc. (The) (Japan)	2,500	28,676
Kinder Morgan, Inc.	3,289	68,674
National Grid PLC (United Kingdom)	6,798	72,156
NRG Energy, Inc.	28,600	1,004,432
Pinnacle West Capital Corp.	10,138	953,884
Public Service Enterprise Group, Inc.	31,500	1,852,830
Snam SpA (Italy)	13,482	67,009
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	2,297	1,745
UGI Corp.	4,850	259,039
Vistra Energy Corp.	50,700	1,147,848

		15,628,588

Total common stocks (cost $399,718,068)		$470,224,979

CORPORATE BONDS AND NOTES (24.6%)(a)
		Principal amount	Value
Basic materials (1.2%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$110,000	$117,871
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		50,000	51,375
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		15,000	16,969
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		105,000	124,589
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		85,000	88,294
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		85,000	84,150
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		50,000	52,000
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		150,000	157,583
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		130,000	131,788
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		200,000	204,000
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		60,000	61,840
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		25,000	26,375
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		115,000	115,058
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		180,000	173,700
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)		350,000	359,285
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		220,000	232,483
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		200,000	206,000
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		110,000	98,450
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		830,000	863,006
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		50,000	47,625
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		80,000	83,600
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23		55,000	56,890
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25		10,000	9,950
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		175,000	167,125
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		30,000	30,413
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24		765,000	795,078
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		90,000	94,725
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		50,000	45,750
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		260,000	263,900
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		500,000	527,867
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		511,000	522,548
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		120,000	123,900
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		95,000	98,088
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		135,000	130,950
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		470,000	513,616
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27		405,000	400,715
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		40,000	42,300
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		60,000	60,750
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		85,000	86,381
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		14,000	14,525
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		70,000	72,450
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		55,000	54,725
Mercer International, Inc. 144A sr. unsec. notes 7.375%, 1/15/25 (Canada)		20,000	21,250
Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)		33,000	33,052
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		135,000	131,288
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		25,000	22,875
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		190,000	192,375
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		75,000	78,375
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		120,000	132,921
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		520,000	516,005
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		363,000	392,522
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23		225,000	240,741
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		125,000	126,719
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		455,000	468,277
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22		210,000	212,155
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		90,000	104,625
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		35,000	36,488
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		15,000	14,925
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		60,000	62,175
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		4,000	4,070
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		40,000	40,704
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		130,000	125,775
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		120,000	122,700
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		45,000	43,650
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		115,000	119,600
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		80,000	81,500
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47		767,000	722,777
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		515,000	694,152
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		175,000	234,063
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		260,000	363,516
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		90,000	96,975
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		80,000	84,450

			12,929,387
Capital goods (1.2%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		150,000	148,875
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		70,000	72,975
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		200,000	211,000
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		40,000	41,333
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		24,000	24,270
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		85,000	86,896
Berry Global, Inc. 144A notes 4.50%, 2/15/26		30,000	29,550
Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19		190,000	191,282
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		40,000	43,500
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		110,000	110,138
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		155,000	159,069
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		140,000	145,600
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		40,000	40,800
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		65,000	66,063
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		60,000	61,650
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		65,000	74,750
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22		570,000	576,785
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		74,000	74,000
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42		260,000	269,004
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		160,000	160,646
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)		100,000	107,625
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		150,000	158,813
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		255,000	272,075
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		175,000	179,156
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		405,000	397,811
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		575,000	584,019
L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26		502,000	525,473
L3 Technologies, Inc. company guaranty sr. unsec. notes 4.40%, 6/15/28		376,000	410,630
MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		95,000	96,306
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		860,000	882,814
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		165,000	171,188
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		480,000	506,232
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		20,000	20,775
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		95,000	97,850
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		60,000	60,000
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40		195,000	231,511
Raytheon Co. sr. unsec. unsub. notes 2.50%, 12/15/22		815,000	820,828
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		170,000	172,125
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		65,000	67,600
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		225,000	223,675
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27		140,000	139,300
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		170,000	179,138
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		85,000	87,763
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		15,000	15,173
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		145,000	146,088
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		58,000	58,653
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		175,000	184,188
United Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		745,000	818,458
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20		1,620,000	1,614,770
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		55,000	52,663
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		40,000	38,600
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		430,000	447,625
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20		180,000	184,358

			12,541,469
Communication services (2.4%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)		1,115,000	1,106,140
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)		735,000	749,187
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		2,060,000	2,179,615
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27		1,443,000	1,501,694
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26		463,000	459,764
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29		230,000	247,729
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		567,000	598,760
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		30,000	30,985
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		140,000	146,517
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		190,000	198,550
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29(FWC)		305,000	314,913
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		190,000	199,263
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		980,000	1,154,743
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		337,000	365,862
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		158,000	166,720
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		290,000	305,810
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		120,000	126,542
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		780,000	816,997
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		495,000	482,723
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		82,000	111,206
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		250,000	258,746
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		250,000	234,303
CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		85,000	73,950
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		340,000	346,367
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		395,000	410,224
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		557,000	573,595
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)		54,000	57,286
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		455,000	470,789
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		202,000	209,828
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		90,000	96,075
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		260,000	285,428
CSC Holdings, LLC 144A sr. unsec. unsub. notes 5.125%, 12/15/21		200,000	200,000
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		163,000	234,716
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		300,000	283,875
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		522,000	559,568
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		30,000	31,763
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		265,000	164,300
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		145,000	140,650
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		245,000	216,825
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		4,000	4,170
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		215,000	219,838
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		85,000	86,059
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20		585,000	598,323
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21		970,000	1,005,905
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		19,000	20,330
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		410,000	448,724
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		32,000	32,890
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		27,000	28,013
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		195,000	211,819
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		214,000	227,375
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		335,000	347,898
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		20,000	20,450
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		25,000	26,750
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		30,000	30,675
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		100,000	102,885
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		40,000	40,950
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		365,000	471,814
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		1,235,000	1,304,238
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.672%, 3/15/55		505,000	572,718
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		775,000	859,181
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		2,688,000	2,978,832
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		129,000	135,128
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		275,000	287,031
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)		370,000	399,966

			26,573,970
Conglomerates (0.3%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)		2,945,000	2,937,879

			2,937,879
Consumer cyclicals (2.7%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		415,000	422,290
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		1,225,000	1,287,680
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22		302,000	304,701
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		50,000	44,500
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		95,000	85,025
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		40,000	37,052
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		30,000	31,275
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		45,000	46,575
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20		675,000	685,207
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28		405,000	435,971
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21		170,000	173,273
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.80%, 4/11/26		299,000	301,292
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21		605,000	600,210
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		45,000	47,306
Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23		40,000	41,300
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		30,000	31,736
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		65,000	66,219
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		90,000	92,475
CBS Corp. company guaranty sr. unsec. bonds 4.20%, 6/1/29		770,000	815,678
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		298,000	289,112
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45		353,000	364,915
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		136,000	142,309
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		40,000	40,600
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		17,000	17,213
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		140,000	142,625
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24		70,000	75,950
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		235,000	217,963
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		155,000	155,484
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		400,000	410,881
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,390,000	1,402,938
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		15,000	16,388
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		25,000	26,125
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		100,000	104,000
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		115,000	121,181
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24		240,000	255,276
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		60,000	61,680
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,239,000	1,249,361
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		200,000	206,149
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		95,000	96,428
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		170,000	184,450
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		60,000	62,292
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		1,000,000	1,033,450
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		300,000	406,726
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		475,000	483,096
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		145,000	149,814
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		675,000	734,457
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		53,262	56,524
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		105,912	110,945
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		50,000	54,563
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		1,649,000	1,768,553
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		25,000	25,813
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		1,469,000	1,604,291
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		25,000	25,031
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		150,000	148,688
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		210,000	225,225
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		155,000	159,216
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		60,000	58,050
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		70,000	68,688
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		902,000	892,859
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		20,000	21,925
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		110,000	112,750
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		95,000	99,869
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		60,000	61,725
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		85,000	89,144
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		65,000	67,681
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		35,000	36,750
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		145,000	153,864
MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		45,000	48,600
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		205,000	214,738
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		125,000	129,495
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		40,000	40,950
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		60,000	58,950
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		175,000	174,563
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		885,000	905,328
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		40,000	41,350
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		37,000	38,066
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		75,000	74,063
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		53,000	53,729
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		55,000	57,338
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		45,000	46,238
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		105,000	124,950
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		205,000	221,400
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		120,000	124,161
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 9.375%, 4/1/27		30,000	26,288
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		140,000	143,990
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		130,000	132,275
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		355,000	391,184
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		70,000	71,575
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		175,000	183,531
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26		140,000	146,999
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		55,000	56,238
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		58,000	59,798
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		900,000	914,625
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		140,000	145,600
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		175,000	177,734
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		2,000	2,045
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		30,000	30,900
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		120,000	124,200
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		810,000	820,125
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	9,925
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		90,000	88,650
Total System Services, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23		810,000	845,681
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		15,000	14,775
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		90,000	92,898
Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		40,000	40,696
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21		120,000	121,766
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec. bonds 7.75%, 12/1/45		1,048,000	1,752,842
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		115,000	109,394
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		77,000	76,038
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		135,000	114,413
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		80,000	81,600
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		30,000	30,972
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		70,000	69,125
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		85,000	89,038
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		210,000	210,788

			29,372,409
Consumer staples (0.9%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		130,000	130,975
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		25,000	25,063
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		90,000	91,013
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		90,000	96,075
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26		1,093,000	1,149,239
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		338,000	414,222
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29		404,000	458,623
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25		338,000	366,129
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22		500,000	504,033
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		125,000	127,188
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		55,000	55,946
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		885,000	886,106
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		170,000	154,063
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		41,269	45,868
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		226,784	240,678
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		10,000	10,823
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		35,000	35,963
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		385,000	406,710
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		300,000	409,756
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		363,000	438,685
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		80,000	54,400
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		50,000	51,750
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		135,000	141,750
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		170,000	175,100
IAA, Inc. 144A sr. unsec. notes 5.50%, 6/15/27		20,000	20,800
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		135,000	138,038
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28		1,165,000	1,275,439
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25		187,000	200,415
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		80,000	83,899
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		80,000	82,700
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		60,000	61,500
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		472,000	490,880
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		25,000	25,906
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		145,000	151,873
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		90,000	92,813
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		160,000	177,139
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		50,000	56,828
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		90,000	89,445
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		160,000	135,000
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26		55,000	55,524
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21		400,000	407,881

			10,016,238
Energy (1.9%)
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		20,000	19,304
Antero Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/1/25		35,000	32,288
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		43,000	42,463
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		77,000	73,920
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		78,000	79,158
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		130,000	130,975
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		89,000	94,220
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		55,000	50,188
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		45,000	42,975
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		445,000	453,476
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		715,000	738,817
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)		424,000	424,111
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.366%, 9/19/19 (United Kingdom)		370,000	369,367
California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		35,000	33,425
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		70,000	52,763
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		80,000	94,200
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		165,000	183,769
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		676,000	734,305
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		40,000	35,250
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		80,000	74,200
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		5,000	4,688
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		95,000	72,913
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		55,000	56,912
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		20,000	20,164
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		185,000	133,200
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		120,000	129,000
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		94,000	92,590
Denbury Resources, Inc. 144A company guaranty sub. notes 7.75%, 2/15/24		35,000	29,050
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		160,000	168,200
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		165,000	174,281
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		915,000	1,018,545
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.50%, 6/1/27		45,000	50,302
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		915,000	855,525
Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45		120,000	135,962
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22		345,000	364,558
Ensco Rowan PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		75,000	55,875
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26		50,000	54,448
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		690,000	698,091
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26		70,000	62,475
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27		555,000	526,935
Equinor ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)		488,000	492,640
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		170,000	211,923
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21		242,000	242,670
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		180,000	185,175
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		185,000	192,631
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		130,000	116,675
Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)		200,000	208,000
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		125,000	156,084
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		15,000	14,250
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		45,000	42,863
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		60,000	60,300
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		155,000	137,369
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		15,000	14,025
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		80,000	85,600
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		45,000	43,875
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		45,000	34,313
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		60,000	51,619
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		25,000	24,875
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		67,000	66,833
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		90,000	87,075
Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46		870,000	899,953
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	208,590
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		459,000	525,096
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		1,815,000	1,994,231
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		444,000	475,635
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		326,000	345,968
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		38,000	40,328
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		270,000	40,500
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)		175,000	150,516
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		599,000	606,750
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)		100,000	97,745
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		140,000	135,450
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		24,000	25,353
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		20,000	19,100
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22		60,000	59,146
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		355,000	373,715
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		120,000	133,451
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		160,000	175,433
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		30,000	19,275
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		75,000	52,313
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		15,000	2
Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)		54,000	5
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		980,000	1,002,156
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)		140,000	139,916
Shell International Finance BV company guaranty sr. unsec. unsub. notes 1.875%, 5/10/21 (Netherlands)		150,000	149,336
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		35,000	32,375
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		40,000	36,700
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		60,000	56,250
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		57,000	56,573
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		340,000	346,749
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		85,000	85,956
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		435,000	436,088
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		30,000	33,261
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		50,000	54,563
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)		182,000	184,099
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		410,000	393,763
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		70,875	73,001
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		55,000	58,128
Transocean Sentry Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)		80,000	80,100
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		50,000	42,500
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		4,000	4,260
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		85,000	89,879
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 9/1/27		30,000	31,503
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)		55,000	53,900
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26		45,000	43,397
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		40,000	56,934
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		4,000	5,274
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		60,000	68,400
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		90,000	93,488
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		26,000	27,105

			21,045,892
Financials (8.1%)
ABN AMRO Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)		605,000	605,881
AIG Global Funding 144A sr. notes 2.15%, 7/2/20		450,000	448,757
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21		15,000	15,009
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		520,000	557,303
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27		1,145,000	1,150,871
Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		50,000	50,650
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		45,000	46,112
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		130,000	171,822
Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20		24,000	24,859
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		460,000	508,830
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		231,000	295,680
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)		1,400,000	1,412,408
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20 (Australia)		755,000	753,837
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	220,750
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)		255,000	288,946
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	212,092
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	434,361
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		303,000	327,240
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		25,000	27,563
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22		412,000	419,940
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27		2,355,000	2,412,915
Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20		290,000	289,112
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 3.17%, 9/15/26		100,000	93,739
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		870,000	1,108,327
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)		420,000	426,476
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		85,000	86,199
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		280,000	283,580
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)		780,000	780,934
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)		860,000	859,516
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		151,000	169,220
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		235,000	241,353
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		200,000	215,479
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		895,000	943,301
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		140,000	151,697
Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19		285,000	288,668
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		328,000	352,813
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		130,000	136,527
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		132,000	145,712
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		228,000	248,171
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		72,000	76,950
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		977,000	1,071,036
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		45,000	47,748
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		2,519,000	2,625,098
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20		885,000	888,115
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		576,000	609,389
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21		284,000	286,945
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		275,000	311,042
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		385,000	414,801
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		340,000	367,866
Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20		990,000	989,118
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		90,000	97,425
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		100,000	107,750
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		1,010,000	1,039,467
Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%, 3/10/20 (Australia)		1,135,000	1,134,573
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)		1,110,000	1,108,887
Cooperatieve Rabobank UA company guaranty sr. unsec. unsub. bonds Ser. MTN, 5.25%, 5/24/41 (Netherlands)		590,000	756,682
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		30,000	31,163
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		45,000	47,306
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		250,000	252,158
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		225,000	233,438
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		870,000	896,886
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)		1,275,000	1,278,302
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		615,000	666,712
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		85,000	87,019
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,195,000	1,259,968
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		190,000	200,974
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		93,000	92,070
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		345,000	370,344
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		85,000	73,100
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		80,000	68,000
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		85,000	90,950
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		50,000	54,073
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		75,000	78,563
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,205,000	1,292,373
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		2,035,000	2,126,973
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20		1,870,000	1,871,795
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19		615,000	615,228
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22		160,000	171,565
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)		681,000	650,122
Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)		35,000	34,999
HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)		250,000	301,819
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24		155,000	161,526
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		115,000	116,581
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23		565,000	593,100
Huntington National Bank (The) sr. unsec. notes 2.717%, 3/10/20		540,000	539,759
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		65,000	67,519
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		65,000	66,544
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		57,000	57,570
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6.25%, 5/15/26		40,000	40,550
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		355,000	392,465
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		44,000	47,922
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		40,000	41,000
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		45,000	46,069
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		80,000	86,186
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity		376,000	380,350
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		2,495,000	2,647,172
JPMorgan Chase & Co. sr. unsec. unsub. notes 2.25%, 1/23/20		378,000	377,884
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		2,650,000	2,730,820
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, 3.086%, 4/26/21		485,000	487,393
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		250,000	277,949
KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20		525,000	549,482
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		295,000	308,006
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)		425,000	444,600
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		145,000	148,444
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)		410,000	412,478
Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)		830,000	834,739
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20		795,000	793,531
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		344,000	379,534
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		385,000	485,100
Metropolitan Life Global Funding I 144A notes 1.55%, 9/13/19		260,000	259,527
Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19		442,500	441,951
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)		40,000	43,100
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		40,000	39,700
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)		680,000	694,428
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		425,000	451,026
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		715,000	795,866
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27		2,470,000	2,592,355
Morgan Stanley sr. unsec. unsub. notes 2.75%, 5/19/22		200,000	202,098
Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20		725,000	725,830
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.69%), 3.141%, 12/9/19 (Australia)		1,200,000	1,203,335
National Australia Bank, Ltd., NY sr. unsec. notes 2.80%, 1/10/22 (Australia)		430,000	435,227
National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%, 5/22/20 (Australia)		865,000	863,832
National Australia Bank, Ltd./New York sr. unsec. notes 2.50%, 1/12/21 (Australia)		785,000	787,871
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		25,000	25,375
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		85,000	86,488
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		125,000	125,190
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		290,000	277,757
Nordea Bank ABP 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Finland)		650,000	648,252
OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33		1,129,000	1,430,865
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20		480,000	478,776
Protective Life Global Funding 144A notes 2.262%, 4/8/20		445,000	444,265
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		125,000	117,500
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		62,000	65,488
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		242,000	251,378
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22		630,000	633,641
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)		1,145,000	1,143,870
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		440,000	480,255
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		205,000	210,125
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		200,000	213,510
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		430,000	446,183
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		525,000	555,685
Skandinaviska Enskilda Banken AB sr. unsec. notes 2.372%, 3/11/20 (Sweden)		3,865,000	3,862,963
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		45,000	49,303
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		50,000	52,500
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		90,000	98,548
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		110,000	111,100
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)		900,000	897,298
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		435,000	471,654
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		95,000	89,775
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		819,000	834,608
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22		484,000	489,174
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)		530,000	529,575
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. unsub. notes 2.65%, 2/1/22 (Switzerland)		1,760,000	1,768,738
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		433,000	461,324
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		589,000	631,178
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		105,000	103,950
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		285,000	308,869
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20		1,291,000	1,295,246
Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)		80,000	80,767
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)		2,135,000	2,133,362
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)		790,000	784,036
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25		145,000	143,057

			87,867,489
Health care (2.3%)
AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20		590,000	589,944
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		110,000	98,450
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)		176,000	179,699
Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)		525,000	544,831
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		495,000	540,584
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20		500,000	506,388
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		710,000	699,041
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		110,000	65,725
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		100,000	111,880
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		110,000	120,725
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	100,000	115,102
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$30,000	31,275
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		85,000	94,971
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		90,000	93,600
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		45,000	46,631
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		130,000	132,759
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		115,000	122,199
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		40,000	41,450
Bausch Health Cos., Inc. 144A sr. notes 5.75%, 8/15/27		35,000	36,784
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27		575,000	600,402
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		705,000	727,688
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29		299,000	313,035
Bristol-Myers Squibb Co. 144A sr. unsec. notes 2.90%, 7/26/24		1,266,000	1,295,650
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		90,000	94,275
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		65,000	66,381
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		45,000	47,306
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		395,000	380,188
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		187,000	126,225
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		45,000	43,299
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		84,000	62,790
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23		1,083,000	1,127,547
Cigna Holding Co. sr. unsec. unsub. notes 4.50%, 3/15/21		350,000	359,763
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		1,768,000	1,844,332
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23		405,000	418,829
Eagle Holding Co II, LLC 144A unsec. notes 7.75%, 5/15/22(PIK)		25,000	25,188
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 4.90%, 8/28/28		1,543,000	1,723,245
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		80,000	88,577
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		260,000	267,275
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		265,000	283,127
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		100,000	108,944
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		14,000	15,435
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25		50,000	50,688
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		60,000	62,100
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		40,000	26,800
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		205,000	211,795
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		685,000	724,536
Merck & Co., Inc. sr. unsec. unsub. notes 1.85%, 2/10/20		42,000	41,899
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		50,000	52,000
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		20,000	20,300
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		1,130,000	1,244,682
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		73,000	69,715
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27		95,000	93,338
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		530,000	546,769
Pfizer, Inc. sr. unsec. unsub. notes 1.95%, 6/3/21		362,000	361,096
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		955,000	1,068,481
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		135,000	142,088
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		200,000	204,250
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		284,000	292,165
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		643,000	648,614
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)		538,000	543,259
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		40,000	40,500
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		60,000	60,750
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		60,000	61,766
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		170,000	178,288
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		50,000	51,750
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		200,000	183,875
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		540,000	567,788
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		1,455,000	1,575,916
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22		242,000	245,700
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		535,000	542,147
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		55,000	57,338
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		35,000	37,100
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		540,000	575,446

			24,774,478
Technology (2.1%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21		362,000	372,866
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		505,000	491,769
Analog Devices, Inc. sr. unsec. unsub. notes 2.85%, 3/12/20		845,000	847,431
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		1,420,000	1,596,325
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		275,000	290,827
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		175,000	180,270
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21		44,000	44,644
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		350,000	398,908
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		453,000	480,335
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20		97,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		170,000	147,475
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		667,000	653,594
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,225,000	1,162,936
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26		520,000	523,276
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21		242,000	242,139
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		45,000	46,125
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		30,000	30,788
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		974,000	1,074,499
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		105,000	110,851
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		144,000	181,800
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		45,000	47,531
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29		730,000	775,518
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26		107,000	108,267
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		349,000	380,530
First Data Corp. 144A notes 5.75%, 1/15/24		160,000	164,500
First Data Corp. 144A sr. notes 5.375%, 8/15/23		60,000	61,080
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29		330,000	339,202
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28		820,000	887,716
Google, LLC sr. unsec. notes 3.375%, 2/25/24		540,000	570,376
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		675,000	667,796
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		34,000	31,195
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		105,000	106,848
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		181,000	234,949
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		835,000	870,698
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		1,800,000	1,809,101
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46		100,000	108,084
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22		58,000	58,609
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21		1,385,000	1,373,207
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22		6,000	6,064
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		310,000	392,798
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26		990,000	994,528
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		200,000	202,057
Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19		1,580,000	1,580,109
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		45,000	44,775
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		75,000	79,373
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		905,000	975,713
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		55,000	59,469
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		65,000	67,519
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		200,000	206,000
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		160,000	156,442
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		215,000	218,088
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		905,000	887,851

			23,342,851
Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		370,000	387,718
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19		33,420	34,116
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22		75,000	75,470
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		210,000	209,800
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		315,000	329,351
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		153,000	155,295

			1,191,750
Utilities and power (1.4%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		440,000	456,500
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		45,000	47,475
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		20,000	20,300
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		45,000	46,238
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		575,000	630,225
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44		55,000	63,887
Appalachian Power Co. sr. unsec. unsub. notes 4.60%, 3/30/21		245,000	252,901
Berkshire Hathaway Energy Co. sr. unsec. bonds 3.80%, 7/15/48		575,000	588,027
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		70,000	69,475
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		60,000	61,050
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		10,000	10,250
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		25,000	28,125
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		208,000	268,775
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		205,000	220,709
Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20		465,000	463,634
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		775,000	786,126
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		585,000	627,999
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		50,000	67,499
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		395,000	429,315
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,175,000	1,217,037
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27		276,000	289,870
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47		459,000	521,773
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		785,000	932,679
GenOn Energy, Inc./NRG Americas, Inc. company guaranty sub. FRN (BBA LIBOR USD 6 Month + 6.50%), 9.044%, 12/1/23		9,105	9,025
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		205,000	212,207
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		115,000	127,442
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21		505,000	512,614
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		210,000	215,741
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		1,080,000	1,098,614
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		17,000	23,276
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29		430,000	558,513
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77		175,000	164,500
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		75,000	82,594
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		90,000	97,763
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		40,000	42,900
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		619,000	644,059
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		330,000	339,028
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		100,000	106,750
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		350,000	351,599
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		110,000	139,703
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		560,000	584,207
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22		295,000	307,733
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23		15,000	15,374
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		215,000	273,215
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		54,000	216
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		60,000	64,500
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		65,000	67,356
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		411,000	416,655
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		454,000	456,671
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		55,000	58,231
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		125,000	132,031

			15,202,386

Total corporate bonds and notes (cost $257,900,287)			$267,796,198

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (22.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.5%)
Government National Mortgage Association Pass-Through Certificates
5.00%, 5/20/49	$25,972	$27,841
4.70%, with due dates from 5/20/67 to 8/20/67	217,759	243,075
4.627%, 6/20/67	102,875	114,320
4.508%, 3/20/67	98,370	108,576
4.50%, 5/20/49	31,953	33,856
4.00%, with due dates from 3/15/46 to 3/20/46	802,420	840,143
3.50%, TBA, 7/1/49	3,000,000	3,098,906
3.50%, with due dates from 7/20/47 to 11/20/47	53,469,696	55,312,123

		59,778,840
U.S. Government Agency Mortgage Obligations (17.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 5/1/48	291,348	303,248
4.00%, 9/1/45	453,282	476,056
3.00%, with due dates from 2/1/47 to 1/1/48	34,075,711	34,478,748
Federal National Mortgage Association Pass-Through Certificates
4.00%, with due dates from 6/1/48 to 1/1/57	2,776,110	2,895,033
3.50%, 6/1/56	772,948	803,157
3.00%, with due dates from 12/1/31 to 11/1/48	44,699,633	45,464,183
Uniform Mortgage Backed Securities
6.00%, TBA, 8/1/49	8,000,000	8,751,250
6.00%, TBA, 7/1/49	8,000,000	8,757,500
6.00%, TBA, 5/1/49	1,000,000	1,095,547
4.50%, TBA, 7/1/49	1,000,000	1,044,922
4.00%, TBA, 8/1/49	26,000,000	26,871,405
4.00%, TBA, 7/1/49	41,000,000	42,374,140
3.50%, TBA, 7/1/49	1,000,000	1,022,422
3.00%, TBA, 7/1/49	3,000,000	3,025,547
3.00%, TBA, 7/1/34	8,000,000	8,155,625

		185,518,783

Total U.S. government and agency mortgage obligations (cost $243,306,761)		$245,297,623

MORTGAGE-BACKED SECURITIES (4.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (1.1%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 4.104%, 10/25/27 (Bermuda)	$321,495	$323,103
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.754%, 8/25/28 (Bermuda)	382,000	382,688
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 4.104%, 11/25/28	550,000	544,500
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 16.159%, 4/15/37	66,144	105,290
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 14.374%, 12/15/36	84,332	118,742
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 12.677%, 3/15/35	118,445	155,304
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 10.826%, 6/15/34	74,472	87,070
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.554%, 11/25/28	280,000	313,412
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 7.154%, 10/25/24	240,562	261,186
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 7.054%, 10/25/28	1,720,000	1,879,579
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 6.154%, 9/25/24	250,000	272,495
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.556%, 3/15/41	1,021,205	174,064
Ser. 3391, PO, zero %, 4/15/37	5,629	4,935
Ser. 3300, PO, zero %, 2/15/37	30,734	26,917
Ser. 3206, Class EO, PO, zero %, 8/15/36	3,003	2,686
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	3,152	2,539
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 25.474%, 7/25/36	21,229	36,962
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 15.751%, 3/25/36	78,979	127,142
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.037%, 8/25/35	31,637	41,672
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 12.669%, 12/25/35	30,892	40,954
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 11.143%, 11/25/34	13,644	15,980
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 9.354%, 8/25/28	563,134	634,353
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 9.154%, 8/25/28	1,033,130	1,156,651
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.404%, 9/25/28	1,213,867	1,342,466
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.404%, 7/25/25	433,245	463,023
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 7.304%, 11/25/24	213,641	235,753
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 6.654%, 1/25/29	380,000	406,129
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.404%, 5/25/25	87,581	91,860
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 5.304%, 7/25/24	253,367	262,636
Ser. 07-64, Class LO, PO, zero %, 7/25/37	10,547	9,826
Ser. 07-14, Class KO, PO, zero %, 3/25/37	15,910	13,814
Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,706	1,500
Ser. 06-84, Class OT, PO, zero %, 9/25/36	2,282	2,051
Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	1,374,974	262,964
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	245,822	52,165
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	53,378	10,155
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	2,589,745	388,441
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.667%, 6/20/43	1,083,777	175,179
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	2,303,722	238,620
Ser. 13-14, IO, 3.50%, 12/20/42	694,581	72,757
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	1,042,712	81,123
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	1,072,148	61,788
Ser. 16-H16, Class EI, IO, 2.231%, 6/20/66(WAC)	3,201,997	350,299
Ser. 15-H25, Class BI, IO, 1.905%, 10/20/65(WAC)	2,862,065	259,876
Ser. 15-H26, Class EI, IO, 1.734%, 10/20/65(WAC)	1,677,229	146,758
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,840	1,577
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 3.83%, 10/25/28 (Bermuda)	284,000	285,124

		11,924,108
Commercial mortgage-backed securities (2.0%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	2,103,295	21
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.597%, 11/10/41(WAC)	240,524	54
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)	1,103,030	11
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	15,911	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.809%, 3/11/39(WAC)	154,603	109,745
FRB Ser. 06-PW11, Class C, 5.809%, 3/11/39 (In default)(NON)(WAC)	98,180	12,397
FRB Ser. 06-PW14, Class X1, IO, 0.501%, 12/11/38(WAC)	221,115	2,269
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class D, 6.272%, 4/15/44(WAC)	279,000	291,868
FRB Ser. 11-C2, Class D, 5.939%, 12/15/47(WAC)	129,000	134,123
FRB Ser. 11-C2, Class E, 5.939%, 12/15/47(WAC)	411,000	412,577
Citigroup Commercial Mortgage Trust
Ser. 14-GC19, Class AS, 4.345%, 3/10/47	221,000	237,437
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	291,000	309,428
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.723%, 10/15/49(WAC)	4,057,883	172
COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14, Class XA, IO, 0.768%, 2/10/47(WAC)	12,214,732	273,121
COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.891%, 7/15/47(WAC)	246,000	259,306
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	233,000	252,027
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	317,000	340,866
FRB Ser. 13-LC13, Class XA, IO, 1.333%, 8/10/46(WAC)	5,830,530	227,391
FRB Ser. 14-UBS4, Class XA, IO, 1.29%, 8/10/47(WAC)	4,052,982	176,023
FRB Ser. 14-CR18, Class XA, IO, 1.172%, 7/15/47(WAC)	1,283,237	53,023
FRB Ser. 14-CR17, Class XA, IO, 1.151%, 5/10/47(WAC)	3,920,868	160,305
FRB Ser. 14-UBS6, Class XA, IO, 1.088%, 12/10/47(WAC)	4,555,865	179,314
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.287%, 7/10/46(WAC)	719,000	740,676
FRB Ser. 13-CR9, Class D, 4.397%, 7/10/45(WAC)	337,000	308,615
FRB Ser. 06-C8, Class XS, IO, 0.698%, 12/10/46(WAC)	1,621,588	67
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.214%, 5/15/38(WAC)	112,015	1,979
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.436%, 4/15/50(WAC)	827,000	857,784
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.512%, 8/10/44(WAC)	1,246,000	1,295,659
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.848%, 6/10/47(WAC)	895,000	938,779
FRB Ser. 13-GC10, Class XA, IO, 1.657%, 2/10/46(WAC)	6,319,983	358,849
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.197%, 8/10/43(WAC)	535,000	542,917
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45(WAC)	97,000	99,410
FRB Ser. 11-GC3, Class C, 5.825%, 3/10/44(WAC)	298,000	310,644
FRB Ser. 11-GC3, Class D, 5.825%, 3/10/44(WAC)	613,000	639,917
FRB Ser. 13-GC16, Class D, 5.488%, 11/10/46(WAC)	297,000	319,344
Ser. 11-GC5, Class AS, 5.209%, 8/10/44(WAC)	301,000	316,435
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.709%, 9/15/47(WAC)	281,000	287,661
FRB Ser. 14-C25, Class XA, IO, 1.079%, 11/15/47(WAC)	4,096,863	140,350
FRB Ser. 14-C19, Class XA, IO, 0.955%, 4/15/47(WAC)	3,946,039	98,951
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class C, 3.958%, 4/15/46(WAC)	296,000	301,471
FRB Ser. 13-LC11, Class XA, IO, 1.403%, 4/15/46(WAC)	2,933,299	131,998
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45(WAC)	2,498,102	2,780
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.32%, 5/15/45(WAC)	553,000	521,843
FRB Ser. 13-C16, Class D, 5.195%, 12/15/46(WAC)	206,000	217,169
FRB Ser. 12-LC9, Class D, 4.529%, 12/15/47(WAC)	119,000	122,393
FRB Ser. 05-CB12, Class X1, IO, 0.513%, 9/12/37(WAC)	253,477	704
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)	185,884	2
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 05-C7, Class XCL, IO, 0.507%, 11/15/40(WAC)	433,263	49
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.273%, 4/20/48(WAC)	713,000	702,362
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 1.01%, 8/12/39(WAC)	121,465	9
FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	242,151	6
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44(WAC)	2,808	26
FRB Ser. 06-C4, Class X, IO, 6.527%, 7/15/45(WAC)	24,999	165
FRB Ser. 07-C5, Class X, IO, 6.219%, 12/15/49(WAC)	185,104	237
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.655%, 8/15/47(WAC)	322,000	328,650
Ser. 12-C6, Class AS, 3.476%, 11/15/45	647,000	665,773
FRB Ser. 14-C17, Class XA, IO, 1.278%, 8/15/47(WAC)	3,441,380	146,400
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.762%, 11/15/45(WAC)	265,000	274,523
Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	67,201	18,457
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.282%, 7/15/49(WAC)	206,000	210,768
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	357,873	29,846
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.217%, 12/15/50(WAC)	3,338,607	225,343
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.728%, 5/10/45(WAC)	266,000	280,728
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 5.048%, 5/10/63(WAC)	319,000	316,190
FRB Ser. 12-C4, Class XA, IO, 1.783%, 12/10/45(WAC)	929,987	41,085
FRB Ser. 12-C2, Class XA, IO, 1.474%, 5/10/63(WAC)	12,702,027	428,113
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.421%, 7/15/46(WAC)	251,000	265,603
FRB Ser. 13-LC12, Class C, 4.421%, 7/15/46(WAC)	409,000	415,211
Ser. 12-LC5, Class AS, 3.539%, 10/15/45	369,000	381,214
FRB Ser. 14-LC16, Class XA, IO, 1.314%, 8/15/50(WAC)	5,272,468	216,171
FRB Ser. 16-LC25, Class XA, IO, 1.152%, 12/15/59(WAC)	3,308,449	167,340
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.421%, 7/15/46(WAC)	507,000	469,575
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	629,000	674,596
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	218,000	232,307
Ser. 12-C8, Class AS, 3.66%, 8/15/45	358,000	369,676
Ser. 13-C12, Class AS, 3.56%, 3/15/48	275,000	283,426
Ser. 13-C11, Class AS, 3.311%, 3/15/45	164,000	167,668
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.855%, 3/15/44(WAC)	682,000	633,555
FRB Ser. 11-C2, Class D, 5.839%, 2/15/44(WAC)	755,000	775,306
Ser. 11-C4, Class E, 5.397%, 6/15/44(WAC)	208,000	203,939
FRB Ser. 12-C9, Class D, 4.971%, 11/15/45(WAC)	291,000	292,652
FRB Ser. 13-C15, Class D, 4.622%, 8/15/46(WAC)	153,000	124,346
FRB Ser. 12-C10, Class XA, IO, 1.703%, 12/15/45(WAC)	2,282,760	102,647
FRB Ser. 12-C9, Class XB, IO, 0.876%, 11/15/45(WAC)	6,676,000	149,382

		21,581,219
Residential mortgage-backed securities (non-agency) (1.0%)
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	197,000	200,693
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 3.058%, 4/20/35	220,000	211,829
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.30%), 2.704%, 9/25/45	139,222	133,653
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.921%, 5/25/35(WAC)	386,306	399,214
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.464%, 8/25/46	162,378	152,168
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.444%, 6/25/46	513,702	470,131
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%), 2.754%, 8/1/36	245,865	159,311
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.713%, 11/20/35	461,219	439,871
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.594%, 8/25/46	662,747	584,855
FRB Ser. 05-27, Class 1A1, 2.585%, 8/25/35(WAC)	113,780	97,001
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 2.563%, 2/20/47	413,910	325,569
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 5.654%, 7/25/29	250,000	264,087
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 4.904%, 3/25/30	80,000	81,670
Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 5.054%, 1/25/49	83,000	84,545
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.304%, 10/25/28	839,704	922,294
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.104%, 4/25/28	970,891	1,074,244
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.954%, 4/25/28	1,286,960	1,397,644
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.704%, 2/25/25	110,637	117,806
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.654%, 4/25/29	50,000	54,107
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.404%, 5/25/25	120,022	127,609
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.704%, 8/25/31	100,000	100,975
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 3.204%, 2/25/34	455,593	448,450
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 4.453%, 2/25/35(WAC)	139,829	145,183
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 3.229%, 8/25/34	231,938	234,257
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.253%, 8/26/47(WAC)	100,000	98,848
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 3.454%, 10/25/34	290,000	289,138
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 3.254%, 5/25/47	541,902	449,956
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.584%, 1/25/37	195,759	183,485
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR3, Class A2, 4.506%, 6/25/34(WAC)	283,160	290,887
FRB Ser. 05-AR10, Class 1A3, 4.10%, 9/25/35(WAC)	315,587	320,156
FRB Ser. 05-AR12, Class 1A8, 3.993%, 10/25/35(WAC)	530,492	530,378
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 3.364%, 7/25/45	256,284	254,567
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.40%), 2.804%, 8/25/45	302,515	300,488
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 05-AR4, Class 1A3, 5.165%, 4/25/35(WAC)	117,756	121,249

		11,066,318

Total mortgage-backed securities (cost $44,284,566)		$44,571,645

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)(a)
	Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)	$210,000	$161,963
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)	1,465,000	1,225,106
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)	185,000	140,138
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 4/7/26 (Brazil)	435,000	500,794
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)	540,000	568,350
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)	180,000	132,075
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)	300,000	221,250
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)	243,333	230,863
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)	477,000	397,436
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	705,000	735,168
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)	615,000	477,394
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)	150,000	130,500
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	800,000	870,008
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	200,000	217,245
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	825,000	879,642
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	200,000	203,004
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	315,000	292,950
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	887,000	1,034,083
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)	1,000,000	1,035,000
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	235,000	227,363
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	300,000	307,556
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)	795,000	831,933
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	340,000	91,375
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	550,000	147,125

Total foreign government and agency bonds and notes (cost $11,322,972)		$11,058,321

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.254%, 11/25/51	$129,000	$129,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 3.204%, 6/25/52	1,080,000	1,080,000
Station Place Securitization Trust 144A
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 6/24/20	1,077,000	1,077,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 2/24/20	1,723,000	1,723,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 9/24/19	1,610,000	1,610,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 7/24/19	1,819,000	1,819,000
Toorak Mortgage Corp. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22	470,000	472,350
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 3.004%, 1/25/46	833,064	825,148

Total asset-backed securities (cost $8,737,713)		$8,735,498

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.723%, 12/15/24	$142,702	$136,351
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.787%, 6/21/24	181,300	175,544
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.152%, 12/31/22	65,000	61,858
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	42,438	41,642
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.00%, 4/16/21	36,576	36,473
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.152%, 3/31/24	48,066	47,739
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 6.579%, 5/1/26	14,268	14,283
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.727%, 5/21/24	109,436	95,757
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.592%, 10/16/23	58,072	51,103
Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.313%, 5/25/25	186	184
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	231,963	231,383
Neiman Marcus Group, Ltd., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 8.421%, 10/25/23	52,472	44,929
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.576%, 11/3/23	24,447	22,491
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.047%, 9/7/23	71,794	59,918
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.438%, 2/28/26	75,000	63,750
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 6.00%, 2/28/25	74,025	68,103
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.402%, 3/28/25	142,826	136,077
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.541%, 3/18/26	150,000	140,850

Total senior loans (cost $1,502,034)		$1,428,435

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd.(R)	3,415	$109,428
Nine Point Energy 6.75% cv. pfd.(F)	11	2,200

Total convertible preferred stocks (cost $73,389)		$111,628

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.98 cum. ARP	2,035	$53,175

Total preferred stocks (cost $50,875)		$53,175

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$50,000	$48,609

Total convertible bonds and notes (cost $46,726)		$48,609

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 73.00	$6,592,250	AUD	$9,390,000	$46,093

Total purchased options outstanding (cost $79,347)					$46,093

SHORT-TERM INVESTMENTS (10.9%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.51%(AFF)	Shares	1,718,600	$1,718,600
Putnam Short Term Investment Fund 2.46%(AFF)	Shares	105,115,543	105,115,543
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31%(P)	Shares	319,000	319,000
U.S. Treasury Bills 2.435%, 7/11/19(SEG)(SEGSF)(SEGCCS)		$1,408,999	1,408,247
U.S. Treasury Bills 2.458%, 7/18/19(SEG)(SEGSF)(SEGCCS)		1,582,001	1,580,468
U.S. Treasury Bills 2.473%, 7/25/19(SEG)		589,000	588,234
U.S. Treasury Bills 2.417%, 8/8/19(SEG)(SEGSF)(SEGCCS)		2,158,000	2,153,305
U.S. Treasury Bills 2.394%, 8/15/19(SEG)		1,010,999	1,008,356
U.S. Treasury Bills 2.462%, 8/1/19(SEG)(SEGCCS)		3,665,999	3,659,654
U.S. Treasury Bills 2.304%, 7/16/19(SEG)(SEGSF)(SEGCCS)		266,001	265,774
U.S. Treasury Bills 2.246%, 8/6/19(SEG)(SEGSF)(SEGCCS)		587,001	585,776
U.S. Treasury Bills 2.156%, 8/13/19(SEGSF)(SEGCCS)		159,000	158,610

Total short-term investments (cost $118,558,566)			$118,561,567
TOTAL INVESTMENTS

Total investments (cost $1,085,581,304)			$1,167,933,771

	FORWARD CURRENCY CONTRACTS at 6/30/19 (aggregate face value $84,038,366) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/17/19	$1,622,660	$1,661,510	$(38,850)
		British Pound	Sell	9/18/19	413,273	419,098	5,825
		Canadian Dollar	Buy	7/17/19	1,655,671	1,614,420	41,251
		Canadian Dollar	Sell	7/17/19	1,655,671	1,645,639	(10,032)
		Euro	Buy	9/18/19	545,026	538,004	7,022
		Japanese Yen	Buy	8/21/19	817,028	810,474	6,554
		Mexican Peso	Buy	10/16/19	801,565	800,432	1,133
	Barclays Bank PLC
		Canadian Dollar	Sell	7/17/19	1,699,213	1,667,815	(31,398)
		Euro	Sell	9/18/19	1,639,770	1,625,616	(14,154)
		Hong Kong Dollar	Buy	8/21/19	265,712	265,049	663
		New Zealand Dollar	Sell	7/17/19	828,550	819,367	(9,183)
		Norwegian Krone	Buy	9/18/19	821,432	800,518	20,914
	Citibank, N.A.
		Australian Dollar	Sell	7/17/19	408,528	362,004	(46,524)
		Brazilian Real	Buy	10/2/19	804,331	806,131	(1,800)
		Canadian Dollar	Buy	7/17/19	2,268,240	2,241,348	26,892
		Canadian Dollar	Sell	7/17/19	2,268,240	2,239,060	(29,180)
		Danish Krone	Sell	9/18/19	338,402	334,139	(4,263)
		Euro	Buy	9/18/19	813,879	811,249	2,630
		Japanese Yen	Sell	8/21/19	323,069	262,740	(60,329)
		New Zealand Dollar	Sell	7/17/19	412,964	390,007	(22,957)
		Norwegian Krone	Buy	9/18/19	188,976	185,020	3,956
	Credit Suisse International
		Australian Dollar	Buy	7/17/19	1,139,465	1,189,328	(49,863)
		Euro	Buy	9/18/19	815,366	814,419	947
	Goldman Sachs International
		Australian Dollar	Sell	7/17/19	408,457	385,634	(22,823)
		Euro	Buy	9/18/19	827,722	823,086	4,636
		Indian Rupee	Buy	11/20/19	804,830	800,275	4,555
		Japanese Yen	Sell	8/21/19	1,518,215	1,471,313	(46,902)
		New Taiwan Dollar	Sell	8/21/19	818,697	819,555	858
		New Zealand Dollar	Sell	7/17/19	1,258,719	1,215,391	(43,328)
		Norwegian Krone	Buy	9/18/19	4,278,408	4,184,136	94,272
		Russian Ruble	Buy	9/18/19	801,878	803,142	(1,264)
		South Korean Won	Sell	11/20/19	820,420	820,372	(48)
		Swedish Krona	Sell	9/18/19	1,709,618	1,684,532	(25,086)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/17/19	1,952,306	1,984,658	(32,352)
		Australian Dollar	Sell	7/17/19	1,952,306	1,939,317	(12,989)
		Canadian Dollar	Buy	7/17/19	1,208,791	1,186,004	22,787
		Canadian Dollar	Sell	7/17/19	1,208,791	1,188,497	(20,294)
		Indonesian Rupiah	Buy	11/20/19	803,340	800,350	2,990
		Japanese Yen	Sell	8/21/19	834,738	815,456	(19,282)
		South Korean Won	Sell	11/20/19	820,420	820,443	23
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/17/19	2,400,660	2,391,909	8,751
		Australian Dollar	Sell	7/17/19	2,400,660	2,410,548	9,888
		Canadian Dollar	Sell	7/17/19	1,644,286	1,599,237	(45,049)
		Euro	Sell	9/18/19	816,739	816,617	(122)
		Japanese Yen	Buy	8/21/19	1,635,925	1,620,321	15,604
		New Zealand Dollar	Sell	7/17/19	1,648,095	1,605,706	(42,389)
		Norwegian Krone	Buy	9/18/19	331,242	324,447	6,795
		Singapore Dollar	Buy	8/21/19	179,157	178,014	1,143
		Swedish Krona	Sell	9/18/19	950,644	937,735	(12,909)
		Swiss Franc	Buy	9/18/19	850,308	834,270	16,038
	NatWest Markets PLC
		Australian Dollar	Buy	7/17/19	3,583,325	3,642,859	(59,534)
		Canadian Dollar	Buy	7/17/19	1,644,442	1,611,870	32,572
		Canadian Dollar	Sell	7/17/19	1,644,442	1,617,289	(27,153)
		Euro	Sell	9/18/19	2,004,493	1,986,552	(17,941)
		Indian Rupee	Buy	11/20/19	804,830	800,898	3,932
		Japanese Yen	Sell	8/21/19	450,659	436,710	(13,949)
		New Taiwan Dollar	Sell	8/21/19	818,700	820,036	1,336
		Norwegian Krone	Buy	9/18/19	1,244,013	1,224,116	19,897
		Swedish Krona	Sell	9/18/19	827,972	826,592	(1,380)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/17/19	598,602	612,832	(14,230)
		British Pound	Sell	9/18/19	333,498	332,489	(1,009)
		Canadian Dollar	Buy	7/17/19	1,643,448	1,620,652	22,796
		Canadian Dollar	Sell	7/17/19	1,643,448	1,621,515	(21,933)
		Euro	Buy	9/18/19	830,238	819,669	10,569
		Japanese Yen	Sell	8/21/19	1,669,304	1,599,458	(69,846)
		New Zealand Dollar	Sell	7/17/19	90,523	92,184	1,661
		Norwegian Krone	Buy	9/18/19	862,303	844,549	17,754
		Swedish Krona	Sell	9/18/19	1,404,580	1,380,457	(24,123)
	UBS AG
		Australian Dollar	Sell	7/17/19	236,083	182,995	(53,088)
		Canadian Dollar	Buy	7/17/19	1,204,360	1,197,135	7,225
		Canadian Dollar	Sell	7/17/19	1,204,360	1,184,243	(20,117)
		Japanese Yen	Sell	8/21/19	1,185,277	1,140,888	(44,389)
		Swedish Krona	Sell	9/18/19	828,535	814,236	(14,299)
	WestPac Banking Corp.
		Australian Dollar	Buy	7/17/19	763,531	753,609	9,922
		Canadian Dollar	Buy	7/17/19	55,994	54,523	1,471
		Canadian Dollar	Sell	7/17/19	55,994	55,658	(336)

	Unrealized appreciation						435,262

	Unrealized (depreciation)						(1,026,697)

	Total						$(591,435)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	335	$32,198,559	$32,215,275	Sep-19	$(883,197)
Russell 2000 Index E-Mini (Long)	292	22,871,948	22,879,660	Sep-19	564,094
S&P 500 Index E-Mini (Short)	880	129,437,440	129,544,800	Sep-19	(2,178,962)
S&P Mid Cap 400 Index E-Mini (Short)	64	12,451,264	12,480,000	Sep-19	(295,328)
U.S. Treasury Bond 30 yr (Long)	109	16,959,719	16,959,719	Sep-19	571,364
U.S. Treasury Bond Ultra 30 yr (Long)	243	43,147,688	43,147,688	Sep-19	1,753,610
U.S. Treasury Bond Ultra 30 yr (Short)	3	532,688	532,688	Sep-19	(21,593)
U.S. Treasury Note 2 yr (Long)	481	103,501,430	103,501,430	Sep-19	542,231
U.S. Treasury Note 2 yr (Short)	43	9,252,727	9,252,727	Sep-19	(59,222)
U.S. Treasury Note 5 yr (Long)	823	97,242,594	97,242,594	Sep-19	1,368,047
U.S. Treasury Note 5 yr (Short)	28	3,308,375	3,308,375	Sep-19	(47,969)
U.S. Treasury Note 10 yr (Long)	310	39,670,313	39,670,313	Sep-19	856,646
U.S. Treasury Note 10 yr (Short)	847	108,389,531	108,389,531	Sep-19	(2,228,140)
U.S. Treasury Note Ultra 10 yr (Short)	25	3,453,125	3,453,125	Sep-19	(92,634)

Unrealized appreciation					5,655,992

Unrealized (depreciation)					(5,807,045)

Total					$(151,053)

WRITTEN OPTIONS OUTSTANDING at 6/30/19 (premiums $29,517) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 69.00	$9,888,374	AUD	$14,085,000	$15,980

Total					$15,980

TBA SALE COMMITMENTS OUTSTANDING at 6/30/19 (proceeds receivable $44,755,117) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage Backed Securities, 6.00%, 7/1/49	$8,000,000	7/15/19	$8,757,500
Uniform Mortgage Backed Securities, 6.00%, 5/1/49	1,000,000	7/18/19	1,095,547
Uniform Mortgage Backed Securities, 4.00%, 7/1/49	26,000,000	7/15/19	26,871,406
Uniform Mortgage Backed Securities, 3.50%, 8/1/49	1,000,000	8/13/19	1,022,148
Uniform Mortgage Backed Securities, 3.50%, 7/1/49	1,000,000	7/15/19	1,022,422
Uniform Mortgage Backed Securities, 3.00%, 8/1/49	3,000,000	8/13/19	3,023,086
Uniform Mortgage Backed Securities, 3.00%, 7/1/49	3,000,000	7/15/19	3,025,547

Total			$44,817,656

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$63,999,000	$4,736	(E)	$75,820	9/18/21	1.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$80,556
		42,285,000	3,129	(E)	(49,852)	9/18/21	3 month USD-LIBOR-BBA — Quarterly	1.70% — Semiannually	(52,981)
		8,337,000	26,954	(E)	(49,760)	9/18/24	3 month USD-LIBOR-BBA — Quarterly	1.80% — Semiannually	(22,807)
		20,972,000	67,802	(E)	125,339	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	57,536
		10,068,200	95,195	(E)	(174,515)	9/18/49	3 month USD-LIBOR-BBA — Quarterly	2.25% — Semiannually	(79,320)
		2,232,100	21,105	(E)	38,685	9/18/49	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17,581
		15,713,300	137,868	(E)	(195,688)	9/18/29	3 month USD-LIBOR-BBA — Quarterly	2.05% — Semiannually	(57,819)
		19,532,000	171,374	(E)	242,835	9/18/29	2.05% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	71,461

	Total				$12,864				$14,207
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$91,893	$92,123	$—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	$319
	549,338	550,534	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,843
	19,165	19,210	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	67
	14,994	15,088	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(118)
	172,479	173,989	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,801)
	7,679	7,587	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(24)
	50,849	49,324	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,017)
	14,986	14,536	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(300)
	4,979	4,824	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(108)
	13,070	12,725	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	195
	388	390	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	7
	Citibank, N.A.
	42,847,896	44,476,359	—	11/26/19	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	1,634,555
	36,955,496	38,865,871	—	11/26/19	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	(1,824,613)
	176,940	177,325	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	594
	Credit Suisse International
	18,601	17,882	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(541)
	Goldman Sachs International
	8,401	8,474	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(88)
	10,112	10,200	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(106)
	186,195	187,825	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,944)
	52,358	50,279	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,548)
	12,380	11,994	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(268)
	12,380	11,994	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(268)
	7,032	7,010	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	58
	1,213	1,221	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	22
	JPMorgan Securities LLC
	29,738	28,812	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	643
	65,834	63,861	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,317

	Upfront premium received		—	Unrealized appreciation			1,639,620

	Upfront premium (paid)		—	Unrealized (depreciation)			(1,832,744)

		Total	$—			Total	$(193,124)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
TWDC Enterprises 18 Corp.	Consumer cyclicals	8,683	$1,212,462	2.73%
JPMorgan Chase & Co.	Financials	10,784	1,205,654	2.71%
Alphabet, Inc. Class A	Technology	915	990,787	2.23%
Microsoft Corp.	Technology	6,887	922,643	2.07%
Honeywell International, Inc.	Capital goods	5,259	918,214	2.06%
Starbucks Corp.	Consumer staples	10,667	894,222	2.01%
Apple, Inc.	Technology	4,364	863,639	1.94%
Mondelez International, Inc. Class A	Consumer staples	15,263	822,662	1.85%
Texas Instruments, Inc.	Technology	7,089	813,499	1.83%
Automatic Data Processing, Inc.	Consumer cyclicals	4,755	786,088	1.77%
Intercontinental Exchange, Inc.	Financials	9,026	775,728	1.74%
Intuit, Inc.	Technology	2,874	751,140	1.69%
American Electric Power Co., Inc.	Utilities and power	8,525	750,320	1.69%
TJX Cos., Inc. (The)	Consumer cyclicals	14,172	749,395	1.68%
Coca-Cola Co. (The)	Consumer staples	14,546	740,657	1.67%
Northrop Grumman Corp.	Capital goods	2,286	738,510	1.66%
U.S. Bancorp	Financials	13,918	729,283	1.64%
Raytheon Co.	Capital goods	4,018	698,568	1.57%
Exelon Corp.	Utilities and power	14,462	693,304	1.56%
Fidelity National Information Services, Inc.	Technology	5,629	690,583	1.55%
AutoZone, Inc.	Consumer cyclicals	613	673,911	1.52%
Exxon Mobil Corp.	Energy	8,412	644,584	1.45%
Waste Management, Inc.	Capital goods	5,524	637,349	1.43%
Sysco Corp.	Consumer staples	8,862	626,700	1.41%
Allstate Corp. (The)	Financials	6,124	622,779	1.40%
T-Mobile US, Inc.	Communication services	8,156	604,654	1.36%
Omnicom Group, Inc.	Consumer cyclicals	7,331	600,810	1.35%
Amazon.com, Inc.	Consumer cyclicals	312	590,161	1.33%
Johnson & Johnson	Health care	4,229	589,010	1.32%
Cognizant Technology Solutions Corp. Class A	Technology	9,097	576,657	1.30%
Humana, Inc.	Health care	2,165	574,287	1.29%
Cisco Systems, Inc.	Technology	10,066	550,900	1.24%
Norfolk Southern Corp.	Transportation	2,597	517,574	1.16%
Annaly Capital Management, Inc.	Financials	55,603	507,655	1.14%
Comerica, Inc.	Financials	6,871	499,096	1.12%
Verizon Communications, Inc.	Communication services	8,478	484,374	1.09%
Baxter International, Inc.	Health care	5,823	476,900	1.07%
Pfizer, Inc.	Health care	11,004	476,672	1.07%
Occidental Petroleum Corp.	Energy	9,330	469,108	1.05%
Centene Corp.	Health care	8,921	467,825	1.05%
Merck & Co., Inc.	Health care	5,347	448,334	1.01%
VICI Properties, Inc.	Financials	20,144	443,971	1.00%
Kinder Morgan, Inc.	Utilities and power	20,745	433,151	0.97%
Ross Stores, Inc.	Consumer cyclicals	4,347	430,834	0.97%
NXP Semiconductors NV	Technology	4,205	410,448	0.92%
Cadence Design Systems, Inc.	Technology	5,713	404,509	0.91%
F5 Networks, Inc.	Technology	2,632	383,305	0.86%
Procter & Gamble Co. (The)	Consumer staples	3,466	380,011	0.85%
Hershey Co. (The)	Consumer staples	2,834	379,861	0.85%
Garmin, Ltd.	Technology	4,607	367,657	0.83%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$957	$14,000	$1,406	5/11/63	300 bp — Monthly	$(442)
	CMBX NA BBB-.6 Index	BBB-/P	1,868	31,000	3,112	5/11/63	300 bp — Monthly	(1,229)
	CMBX NA BBB-.6 Index	BBB-/P	3,828	62,000	6,225	5/11/63	300 bp — Monthly	(2,366)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	312	32,000	42	5/11/63	200 bp — Monthly	365
	CMBX NA A.6 Index	A/P	(1)	3,000	4	5/11/63	200 bp — Monthly	4
	CMBX NA BB.6 Index	BB/P	54,887	223,000	46,228	5/11/63	500 bp — Monthly	8,845
	CMBX NA BB.7 Index	BB/P	6,526	47,000	4,907	1/17/47	500 bp — Monthly	1,658
	CMBX NA BB.7 Index	BB/P	12,468	97,000	10,127	1/17/47	500 bp — Monthly	2,422
	CMBX NA BB.7 Index	BB/P	16,427	136,000	14,198	1/17/47	500 bp — Monthly	2,342
	Credit Suisse International
	CMBX NA A.6 Index	A/P	92,213	1,817,000	2,362	5/11/63	200 bp — Monthly	95,181
	CMBX NA A.6 Index	A/P	3,457	178,000	231	5/11/63	200 bp — Monthly	3,748
	CMBX NA A.6 Index	A/P	2,847	126,000	164	5/11/63	200 bp — Monthly	3,053
	CMBX NA A.6 Index	A/P	4,736	95,000	124	5/11/63	200 bp — Monthly	4,891
	CMBX NA BB.7 Index	BB/P	9,898	74,000	7,726	1/17/47	500 bp — Monthly	2,234
	CMBX NA BBB-.6 Index	BBB-/P	253	2,000	201	5/11/63	300 bp — Monthly	53
	CMBX NA BBB-.6 Index	BBB-/P	11,094	102,000	10,241	5/11/63	300 bp — Monthly	905
	CMBX NA BBB-.7 Index	BBB-/P	31,222	395,000	10,784	1/17/47	300 bp — Monthly	20,636
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	28,986	481,000	625	5/11/63	200 bp — Monthly	29,772
	CMBX NA A.6 Index	A/P	20,305	399,000	519	5/11/63	200 bp — Monthly	20,956
	CMBX NA A.6 Index	A/P	12,141	387,000	503	5/11/63	200 bp — Monthly	12,773
	CMBX NA A.6 Index	A/P	7,708	333,000	433	5/11/63	200 bp — Monthly	8,252
	CMBX NA A.6 Index	A/P	8,351	270,000	351	5/11/63	200 bp — Monthly	8,792
	CMBX NA A.6 Index	A/P	10,374	210,000	273	5/11/63	200 bp — Monthly	10,717
	CMBX NA A.6 Index	A/P	(106)	175,000	228	5/11/63	200 bp — Monthly	180
	CMBX NA A.6 Index	A/P	9,523	145,000	189	5/11/63	200 bp — Monthly	9,760
	CMBX NA A.6 Index	A/P	7,315	142,000	185	5/11/63	200 bp — Monthly	7,547
	CMBX NA A.6 Index	A/P	444	59,000	77	5/11/63	200 bp — Monthly	541
	CMBX NA A.6 Index	A/P	1,584	52,000	68	5/11/63	200 bp — Monthly	1,669
	CMBX NA A.6 Index	A/P	(65)	36,000	47	5/11/63	200 bp — Monthly	(7)
	CMBX NA A.6 Index	A/P	192	3,000	4	5/11/63	200 bp — Monthly	197
	CMBX NA A.7 Index	A-/P	4,437	88,000	1,945	1/17/47	200 bp — Monthly	6,411
	CMBX NA BBB-.6 Index	BBB-/P	317	4,000	402	5/11/63	300 bp — Monthly	(83)
	CMBX NA BBB-.6 Index	BBB-/P	545	8,000	803	5/11/63	300 bp — Monthly	(254)
	CMBX NA BBB-.6 Index	BBB-/P	4,655	43,000	4,317	5/11/63	300 bp — Monthly	360
	CMBX NA BBB-.6 Index	BBB-/P	2,226	46,000	4,618	5/11/63	300 bp — Monthly	(2,370)
	CMBX NA BBB-.6 Index	BBB-/P	2,608	50,000	5,020	5/11/63	300 bp — Monthly	(2,387)
	CMBX NA BBB-.6 Index	BBB-/P	5,992	71,000	7,128	5/11/63	300 bp — Monthly	(1,101)
	CMBX NA BBB-.6 Index	BBB-/P	9,260	84,000	8,434	5/11/63	300 bp — Monthly	869
	CMBX NA BBB-.6 Index	BBB-/P	8,861	105,000	10,542	5/11/63	300 bp — Monthly	(1,629)
	CMBX NA BBB-.6 Index	BBB-/P	9,758	113,000	11,345	5/11/63	300 bp — Monthly	(1,531)
	CMBX NA BBB-.6 Index	BBB-/P	23,742	195,000	19,578	5/11/63	300 bp — Monthly	4,261
	CMBX NA BBB-.6 Index	BBB-/P	55,992	597,000	59,939	5/11/63	300 bp — Monthly	(3,648)
	CMBX NA BBB-.6 Index	BBB-/P	57,205	761,000	76,404	5/11/63	300 bp — Monthly	(18,819)
	CMBX NA BBB-.7 Index	BBB-/P	5,300	62,000	1,693	1/17/47	300 bp — Monthly	3,638
	CMBX NA BBB-.7 Index	BBB-/P	5,793	68,000	1,856	1/17/47	300 bp — Monthly	3,970
	CMBX NA BBB-.7 Index	BBB-/P	22,289	283,000	7,726	1/17/47	300 bp — Monthly	14,705
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	11,439	54,000	11,194	5/11/63	500 bp — Monthly	290
	CMBX NA A.6 Index	A/P	70,280	3,055,000	3,972	5/11/63	200 bp — Monthly	75,270
	CMBX NA A.7 Index	A-/P	11,139	254,000	5,613	1/17/47	200 bp — Monthly	16,837
	CMBX NA BBB-.6 Index	BBB-/P	68,661	519,000	52,108	5/11/63	300 bp — Monthly	16,813
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	847	65,000	85	5/11/63	200 bp — Monthly	953
	CMBX NA BBB-.6 Index	BBB-/P	4,818	43,000	4,317	5/11/63	300 bp — Monthly	522
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	12,034	87,000	8,735	5/11/63	300 bp — Monthly	3,343
	CMBX NA A.6 Index	A/P	2,989	221,000	287	5/11/63	200 bp — Monthly	3,350
	CMBX NA A.6 Index	A/P	608	44,000	57	5/11/63	200 bp — Monthly	680
	CMBX NA A.6 Index	A/P	447	40,000	52	5/11/63	200 bp — Monthly	512
	CMBX NA A.6 Index	A/P	982	19,000	25	5/11/63	200 bp — Monthly	1,013
	CMBX NA A.6 Index	A/P	122	13,000	17	5/11/63	200 bp — Monthly	143
	CMBX NA BB.6 Index	BB/P	17,681	72,000	14,926	5/11/63	500 bp — Monthly	2,816
	CMBX NA BB.6 Index	BB/P	35,237	143,000	29,644	5/11/63	500 bp — Monthly	5,712
	CMBX NA BBB-.6 Index	BBB-/P	10,300	85,000	8,534	5/11/63	300 bp — Monthly	1,808

Upfront premium received			826,480		Unrealized appreciation			421,769

Upfront premium (paid)			(172)		Unrealized (depreciation)			(35,866)

	Total		$826,308				Total	$385,903
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,357)	$183,000	$4,044	1/17/47	(200 bp) — Monthly	$(5,462)
	CMBX NA BB.10 Index	(9,978)	91,000	7,872	11/17/59	(500 bp) — Monthly	(2,182)
	CMBX NA BB.10 Index	(4,696)	45,000	3,893	11/17/59	(500 bp) — Monthly	(841)
	CMBX NA BB.11 Index	(17,620)	136,000	13,423	11/18/54	(500 bp) — Monthly	(4,310)
	CMBX NA BB.9 Index	(19,122)	136,000	14,130	9/17/58	(500 bp) — Monthly	(5,105)
	CMBX NA BB.9 Index	(15,558)	101,000	10,494	9/17/58	(500 bp) — Monthly	(5,149)
	CMBX NA BB.9 Index	(15,629)	101,000	10,494	9/17/58	(500 bp) — Monthly	(5,219)
	CMBX NA BB.9 Index	(15,243)	99,000	10,286	9/17/58	(500 bp) — Monthly	(5,039)
	CMBX NA BB.9 Index	(12,233)	91,000	9,455	9/17/58	(500 bp) — Monthly	(2,853)
	CMBX NA BB.9 Index	(11,829)	91,000	9,455	9/17/58	(500 bp) — Monthly	(2,450)
	CMBX NA BB.9 Index	(7,828)	50,000	5,195	9/17/58	(500 bp) — Monthly	(2,674)
	CMBX NA BBB-.6 Index	(553)	5,000	502	5/11/63	(300 bp) — Monthly	(54)
	Credit Suisse International
	CMBX NA BB.10 Index	(12,542)	94,000	8,131	11/17/59	(500 bp) — Monthly	(4,489)
	CMBX NA BB.10 Index	(11,178)	94,000	8,131	11/17/59	(500 bp) — Monthly	(3,126)
	CMBX NA BB.10 Index	(6,091)	49,000	4,239	11/17/59	(500 bp) — Monthly	(1,893)
	CMBX NA BB.7 Index	(53,129)	323,000	33,721	1/17/47	(500 bp) — Monthly	(19,677)
	CMBX NA BB.7 Index	(2,136)	121,000	25,083	5/11/63	(500 bp) — Monthly	22,847
	CMBX NA BB.7 Index	(38,184)	207,000	21,611	1/17/47	(500 bp) — Monthly	(16,746)
	CMBX NA BB.8 Index	(2,804)	16,000	2,288	10/17/57	(500 bp) — Monthly	(529)
	CMBX NA BB.9 Index	(24,742)	155,000	16,105	9/17/58	(500 bp) — Monthly	(8,767)
	CMBX NA BB.9 Index	(7,521)	49,000	5,091	9/17/58	(500 bp) — Monthly	(2,471)
	CMBX NA BB.9 Index	(7,122)	47,000	4,883	9/17/58	(500 bp) — Monthly	(2,278)
	CMBX NA BB.9 Index	(6,468)	42,000	4,364	9/17/58	(500 bp) — Monthly	(2,139)
	CMBX NA BB.9 Index	(3,910)	25,000	2,598	9/17/58	(500 bp) — Monthly	(1,334)
	CMBX NA BB.9 Index	(2,434)	17,000	1,766	9/17/58	(500 bp) — Monthly	(682)
	Goldman Sachs International
	CMBX NA BB.6 Index	(8,695)	85,000	17,621	5/11/63	(500 bp) — Monthly	8,854
	CMBX NA BB.7 Index	(3,481)	23,000	2,401	1/17/47	(500 bp) — Monthly	(1,099)
	CMBX NA BB.6 Index	(18,117)	124,000	25,705	5/11/63	(500 bp) — Monthly	7,485
	CMBX NA BB.7 Index	(64,418)	381,000	39,776	1/17/47	(500 bp) — Monthly	(24,958)
	CMBX NA BB.7 Index	(50,559)	249,000	25,996	1/17/47	(500 bp) — Monthly	(24,771)
	CMBX NA BB.7 Index	(2,949)	18,000	1,879	1/17/47	(500 bp) — Monthly	(1,085)
	CMBX NA BB.9 Index	(602)	5,000	520	9/17/58	(500 bp) — Monthly	(86)
	CMBX NA BB.9 Index	(595)	5,000	520	9/17/58	(500 bp) — Monthly	(80)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(8,773)	61,000	12,645	5/11/63	(500 bp) — Monthly	3,821
	CMBX NA BB.6 Index	(5,185)	39,000	8,085	5/11/63	(500 bp) — Monthly	2,867
	CMBX NA BB.7 Index	(12,655)	100,000	10,440	1/17/47	(500 bp) — Monthly	(2,298)
	CMBX NA BB.9 Index	(2,265)	16,000	1,662	9/17/58	(500 bp) — Monthly	(616)
	CMBX NA BBB-.7 Index	(13,584)	358,000	9,773	1/17/47	(300 bp) — Monthly	(3,989)
	CMBX NA BBB-.7 Index	(2,178)	60,000	1,638	1/17/47	(300 bp) — Monthly	(570)
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,349)	45,000	3,893	11/17/59	(500 bp) — Monthly	(1,494)
	CMBX NA BB.10 Index	(4,743)	45,000	3,893	11/17/59	(500 bp) — Monthly	(888)
	CMBX NA BB.9 Index	(15,641)	100,000	10,390	9/17/58	(500 bp) — Monthly	(5,334)
	CMBX NA BB.9 Index	(5,891)	45,000	4,676	9/17/58	(500 bp) — Monthly	(1,253)
	CMBX NA BB.9 Index	(1,768)	12,000	1,247	9/17/58	(500 bp) — Monthly	(531)
	CMBX NA BB.9 Index	(1,569)	10,000	1,039	9/17/58	(500 bp) — Monthly	(539)
	CMBX NA BB.9 Index	(1,224)	8,000	831	9/17/58	(500 bp) — Monthly	(400)
	CMBX NA BBB-.7 Index	(2,376)	29,000	792	1/17/47	(300 bp) — Monthly	(1,599)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(7,030)	69,000	1,884	1/17/47	(300 bp) — Monthly	(5,181)
	CMBX NA BB.10 Index	(4,719)	45,000	3,893	11/17/59	(500 bp) — Monthly	(864)
	CMBX NA BB.7 Index	(28,758)	143,000	14,929	1/17/47	(500 bp) — Monthly	(13,948)
	CMBX NA BB.7 Index	(23,139)	120,000	12,528	1/17/47	(500 bp) — Monthly	(10,711)
	CMBX NA BB.7 Index	(14,531)	72,000	7,517	1/17/47	(500 bp) — Monthly	(7,074)
	CMBX NA BB.9 Index	(1,585)	11,000	1,143	9/17/58	(500 bp) — Monthly	(451)
	CMBX NA BB.9 Index	(1,213)	10,000	1,039	9/17/58	(500 bp) — Monthly	(182)
	CMBX NA BB.9 Index	(606)	5,000	520	9/17/58	(500 bp) — Monthly	(91)

	Upfront premium received	—			Unrealized appreciation		45,874

	Upfront premium (paid)	(624,105)			Unrealized (depreciation)		(215,561)

	Total	$(624,105)				Total	$(169,687)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 32 Index	B+/P	$(990,728)	$16,457,000	$1,249,580	6/20/24	500 bp — Quarterly	$283,995
	NA IG Series 32 Index	BBB+/P	(1,018,708)	64,100,000	1,384,368	6/20/24	100 bp — Quarterly	385,245

	Total		$(2,009,436)					$669,240
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 32 Index	$793,179	$11,540,000	$876,232	6/20/24	(500 bp) — Quarterly	$(92,225)

	Total	$793,179					$(92,225)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through June 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,087,236,704.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$659,050	$43,843,729	$42,784,179	$66,200	$1,718,600
	Putnam Short Term Investment Fund**	98,088,027	184,759,024	177,731,508	1,653,306	105,115,543

	Total Short-term investments	$98,747,077	$228,602,753	$220,515,687	$1,719,506	$106,834,143
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,718,600, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,702,351.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $8,583,833.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $702,678.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,890,442.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $78,273,194 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $853,862 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $702,678 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$13,172,060	$3,488,941	$—
Capital goods	34,318,493	1,120,935	—
Communication services	19,580,864	1,856,286	—
Conglomerates	3,456,196	491,022	—
Consumer cyclicals	50,090,845	3,931,106	—
Consumer staples	44,994,581	2,079,687	—
Energy	24,457,517	346,380	2,501
Financials	74,614,328	7,017,072	—
Health care	54,371,536	2,486,199	—
Technology	99,774,841	3,697,507	—
Transportation	6,631,711	2,615,783	—
Utilities and power	15,192,738	435,850	—

Total common stocks	440,655,710	29,566,768	2,501
Asset-backed securities	—	8,735,498	—
Convertible bonds and notes	—	48,609	—
Convertible preferred stocks	—	109,428	2,200
Corporate bonds and notes	—	267,795,975	223
Foreign government and agency bonds and notes	—	11,058,321	—
Mortgage-backed securities	—	44,571,645	—
Preferred stocks	53,175	—	—
Purchased options outstanding	—	46,093	—
Senior loans	—	1,428,435	—
U.S. government and agency mortgage obligations	—	245,297,623	—
Short-term investments	105,434,543	13,127,024	—

Totals by level	$546,143,428	$621,785,419	$4,924
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(591,435)	$—
Futures contracts	(151,053)	—	—
Written options outstanding	—	(15,980)	—
TBA sale commitments	—	(44,817,656)	—
Interest rate swap contracts	—	1,343	—
Total return swap contracts	—	(193,124)	—
Credit default contracts	—	1,807,285	—

Totals by level	$(151,053)	$(43,809,567)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$3,158,592	$1,351,307
Foreign exchange contracts	481,355	1,042,677
Equity contracts	2,198,649	5,182,100
Interest rate contracts	5,361,716	2,721,099

Total	$11,200,312	$10,297,183
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$9,400,000
Written currency option contracts (contract amount)	$18,500,000
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$167,200,000
Centrally cleared interest rate swap contracts (notional)	$201,000,000
OTC total return swap contracts (notional)	$81,700,000
OTC credit default contracts (notional)	$18,900,000
Centrally cleared credit default contracts (notional)	$89,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com